Segment information (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Asset Reconciling Item
Total assets from reportable segments	$ 49,486	$ 49,268	$ 52,702
All other operating segments	2,472	2,373	3,400
Items not included in segment assets:
Cash and short-term investments	1,825	2,239	1,517
Deferred income taxes	3,226	3,743	4,290
Goodwill, intangible assets and other assets	1,511	1,329	1,263
Operating lease methodology difference	(567)	(578)	(425)
Liabilities included in segment assets	8,758	5,053	7,212
Inventory methodology differences	(2,913)	(2,780)	(2,750)
Other	222	(609)	573
Total assets	64,020	60,038	67,782
Machinery and Power Systems
Segment Reporting Asset Reconciling Item
Total assets from reportable segments	19,140	17,038	18,124
All other operating segments	2,472	2,373	3,400
Items not included in segment assets:
Cash and short-term investments	1,825	2,239	1,517
Intercompany receivables	618	106	540
Investment in Financial Products	4,275	4,514	3,788
Deferred income taxes	3,745	4,177	4,739
Goodwill, intangible assets and other assets	1,511	1,329	1,263
Operating lease methodology difference	(567)	(578)	(425)
Liabilities included in segment assets	8,758	5,053	7,212
Inventory methodology differences	(2,913)	(2,780)	(2,750)
Other	627	725	871
Total assets	39,491	34,196	38,279
Financial Products
Segment Reporting Asset Reconciling Item
Total assets from reportable segments	30,346	32,230	34,578
Items not included in segment assets:
Other	(233)	(255)	(197)
Total assets	30,113	31,975	34,381
Consolidating Adjustments
Items not included in segment assets:
Intercompany receivables	(618)	(106)	(540)
Investment in Financial Products	(4,275)	(4,514)	(3,788)
Deferred income taxes	(519)	(434)	(449)
Other	(172)	(1,079)	(101)
Total assets	$ (5,584)	$ (6,133)	$ (4,878)